Segmented Information (Tables)	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Schedule of Operating Segments
Reportable segments from continuing operations

	For the year ended December 31, 2021
	Canada $	United States $	Global $	Total Segments $	Adjustments and Eliminations $	Consolidated $
Total gross revenue	1,257.7	2,431.5	998.7	4,687.9	(111.1)	4,576.8
Less inter-segment revenue	31.8	31.3	48.0	111.1	(111.1)	—
Gross revenue from external customers	1,225.9	2,400.2	950.7	4,576.8	—	4,576.8
Less subconsultants and other direct expenses	157.4	600.7	182.6	940.7	—	940.7
Total net revenue	1,068.5	1,799.5	768.1	3,636.1	—	3,636.1
Project margin	571.9	977.8	413.6	1,963.3	—	1,963.3

	For the year ended December 31, 2020
	Canada $	United States $	Global $	Total Segments $	Adjustments and Eliminations $	Consolidated $
Total gross revenue	1,272.6	2,675.1	880.6	4,828.3	(98.2)	4,730.1
Less inter-segment revenue	34.1	19.9	44.2	98.2	(98.2)	—
Gross revenue from external customers	1,238.5	2,655.2	836.4	4,730.1	—	4,730.1
Less subconsultants and other direct expenses	164.8	695.4	185.4	1,045.6	—	1,045.6
Total net revenue	1,073.7	1,959.8	651.0	3,684.5	—	3,684.5
Project margin	533.7	1,048.7	348.1	1,930.5	—	1,930.5

Schedule of Non-Current Assets and Gross Revenue by Geographical Areas
The following tables disclose disaggregation of revenue by geographic area and services:

Geographic information	Non-Current Assets		Gross Revenue
	December 31, 2021	December 31, 2020	For the year ended December 31
			2021	2020
	$	$	$	$
Canada	644.6	646.0	1,225.9	1,238.5
United States	1,880.0	1,430.0	2,400.2	2,655.2
United Kingdom	144.5	142.4	341.0	321.5
Australia	325.6	149.5	243.8	159.9
Other global geographies	273.1	175.0	365.9	355.0
	3,267.8	2,542.9	4,576.8	4,730.1

Schedule of Gross Revenue by Services
Gross revenue is attributed to countries based on the location of the project.

Gross revenue by services	For the year ended December 31,
	2021	2020
	$	$
Buildings	904.8	990.8
Energy & Resources	559.2	631.9
Environmental Services	831.7	749.3
Infrastructure	1,266.2	1,354.2
Water	1,014.9	1,003.9
Total gross revenue from external customers	4,576.8	4,730.1